Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of the fair value measurement of the Group's assets and liabilities
As of December 31, 2024 and June 30, 2025, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured or disclosed at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair value as of December 31, 2024	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Long-term investments
Available-for-sale debt securities
Jiayang Investment (1)	61,426	—	—	61,426
Tale Base Investment (1)	29,764	—	—	29,764
Lingdai Investment (1)	17,981	—	—	17,981
Others	5,261	—	—	5,261

Total assets	114,432	—	—	114,432

		Fair value measurement at reporting date using
Description	Fair value as of June 30, 2025	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Long-term investments
Available-for-sale debt securities
Jiayang Investment (1)	60,929	—	—	60,929
Tale Base Investment (1)	24,919	—	—	24,919
Lingdai Investment (1)	17,279	—	—	17,279
Others	3,677	—	—	3,677

Total assets	106,804	—	—	106,804

(1)	Refer to Note 7—Long-term investments for further information on the Company’s investments

Schedule of the significant unobservable inputs used in the fair value measurement
The following table summarizes information about the significant unobservable inputs used in the fair value measurement for the Group’s long-term investments as of December 31, 2024 and June 30, 2025:

Investment	At initial valuation date	Fair value method at initial valuation date (and relative weighting)	Fair value as of December 31, 2024	Fair value method as of December 31, 2024 (and relative weighting)	Key unobservable inputs	Range

Financing transaction of Lingdai Investment	31,980	Financing transactions (100%)	17,981	Market Approach - Guideline company method (100%)	Revenue multiples	1.0 x- 2.5 x
					Volatility	50%- 60%
					Expected terms (expiration/time to exit)	1.5 - 2.5 years

Investment	At initial valuation date	Fair value method at initial valuation date (and relative weighting)	Fair value as of December 31, 2024	Fair value method as of December 31, 2024 (and relative weighting)	Key unobservable inputs	Range

Financing transaction of Jiayang Investment	55,000	Financing transactions (100%)	61,426	Market Approach - Guideline company method (100%)	Revenue multiples	0.2x-1.2x
					Volatility	40%-48%
					Expected terms (expiration/time to exit)	1.0-3.0 years

Investment	At initial valuation date	Fair value method at initial valuation date (and relative weighting)	Fair value as of December 31, 2024	Fair value method as of December 31, 2024 (and relative weighting)	Key unobservable inputs	Range
Financing transaction of Tale Base Investment	31,400	Financing transactions (100%)	29,764	Market Approach - Guideline company method (100%)	Revenue multiples	2.4x-3x
					Volatility	38%-42%
					Expected terms (expiration/time to exit)	1.0-2.0 years

Investment	At initial valuation date	Fair value method at initial valuation date (and relative weighting)	Fair value as of June 30, 2025	Fair value method as of June 30, 2025 (and relative weighting)	Key unobservable inputs	Range
Financing transaction of Lingdai Investment	31,980	Financing transactions (100%)	17,279	Market Approach - Guideline company method (100%)	Revenue multiples	0.9x-2.8x
					Volatility	52%-62%
					Expected terms (expiration/time to exit)	1.5-2.5 years

Investment	At initial valuation date	Fair value method at initial valuation date (and relative weighting)	Fair value as of June 30, 2025	Fair value method as of June 30, 2025 (and relative weighting)	Key unobservable inputs	Range

Financing transaction of Jiayang Investment	55,000	Financing transactions (100%)	60,929	Market Approach - Guideline company method (100%)	Revenue multiples	0.1x-2.6x
					Volatility	38%-46%
					Expected terms (expiration/time to exit)	1.0-3.0 years

Investment	At initial valuation date	Fair value method at initial valuation date (and relative weighting)	Fair value as of June 30, 2025	Fair value method as of June 30, 2025 (and relative weighting)	Key unobservable inputs	Range

Financing transaction of Tale Base Investment	31,400	Financing transactions (100%)	24,919	Market Approach - Guideline company method (100%)	Revenue multiples	0.1x-5.6x
					Volatility	45%-50%
					Expected terms (expiration/time to exit)	1.0-2.0 years

Schedule Of Valuation Methodologies And Assumptions
Significant factors, assumptions and methodologies used in determining the business valuation include applying the discounted cash flow approach, and such approach involves certain significant estimates which are as follows:

	As of June 30, 2024

Discount rate	15.0%
Weighting between IPO scenario and Redemption scenario	IPO scenario-95 Redemption scenario-5	% %